Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF

October 31, 2023 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS – 98.3%

Angola – 1.5%
Angolan Government International Bond, 8.25%, 05/09/28(1)	$40,000	$34,150
Angolan Government International Bond, 9.38%, 05/08/48(1)	78,000	55,965
Total Angola		90,115
Argentina – 3.1%
Argentine Republic Government International Bond, 3.63%, 07/09/35(2)	50,000	12,375
Provincia de Buenos Aire, 6.38%, 09/01/37(2)	255,000	82,572
YPF SA, 8.75%, 04/04/24(1)	65,200	62,103
YPF SA, 6.95%, 07/21/27	38,000	28,168
Total Argentina		185,218
Armenia – 0.3%
Republic of Armenia International Bond, 3.60%, 02/02/31(1)	24,000	17,760

Azerbaijan – 0.7%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(1)	42,000	41,466

Bahrain – 3.1%
Bahrain Government International Bond, 5.63%, 09/30/31(1)	12,000	10,485
Bahrain Government International Bond, 5.25%, 01/25/33(1)	50,000	40,937
Bahrain Government International Bond, 5.63%, 05/18/34(1)	31,000	25,536
Oil And Gas Holding Co. BSCC (The), 7.50%, 10/25/27	106,000	106,928
Total Bahrain		183,886
Brazil – 8.3%
Brazilian Government International Bond, 6.00%, 10/20/33	190,000	176,225
Iochpe-Maxion Austria GMBH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 05/07/28(1)	57,000	49,524
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	97,591	69,924
Minerva Luxembourg SA, 4.38%, 03/18/31	146,000	113,332
MV24 Capital BV, 6.75%, 06/01/34(1)	103,393	89,448
Total Brazil		498,453
Chile – 1.7%
ATP Tower Holdings LLC / Andean Tower Partners Colombia Sas / Andean Telecom Par, 4.05%, 04/27/26(1)	118,000	100,831

China – 1.4%
Prosus NV, 3.06%, 07/13/31	113,000	82,066
Security Description	Principal	Value
FOREIGN BONDS (continued)

Colombia – 6.3%
AI Candelaria Spain SA, 5.75%, 06/15/33	$129,000	$88,300
Colombia Government International Bond, 4.50%, 03/15/29	34,000	29,597
Colombia Government International Bond, 3.00%, 01/30/30	92,000	70,978
Colombia Government International Bond, 3.13%, 04/15/31	98,000	72,520
Colombia Government International Bond, 3.88%, 02/15/61	15,000	7,721
Geopark Ltd., 5.50%, 01/17/27	74,000	62,330
SierraCol Energy Andina LLC, 6.00%, 06/15/28(1)	58,000	45,095
Total Colombia		376,541
Costa Rica – 1.2%
Costa Rica Government International Bond, 6.13%, 02/19/31	66,000	62,948
Costa Rica Government International Bond, 7.16%, 03/12/45	8,000	7,488
Total Costa Rica		70,436
Dominican Republic – 3.0%
Dominican Republic International Bond, 5.50%, 02/22/29	86,000	78,561
Dominican Republic International Bond, 4.88%, 09/23/32	51,000	41,438
Dominican Republic International Bond, 6.85%, 01/27/45	68,000	56,950
Total Dominican Republic		176,949
Ecuador – 2.2%
Ecuador Government International Bond, 6.00%, 07/31/30(2)	121,000	61,771
Ecuador Government International Bond, 3.50%, 07/31/35	193,000	73,919
Total Ecuador		135,690
Egypt – 2.5%
Egypt Government International Bond, 5.75%, 05/29/24(1)	22,000	21,003
Egypt Government International Bond, 5.88%, 06/11/25(1)	4,000	3,249
Egypt Government International Bond, 5.25%, 10/06/25(1)	50,000	38,055
Egypt Government International Bond, 3.88%, 02/16/26(1)	6,000	4,155
Egypt Government International Bond, 5.88%, 02/16/31(1)	13,000	7,166
Egypt Government International Bond, 7.63%, 05/29/32(1)	83,000	47,725
Egypt Government International Bond, 7.90%, 02/21/48(1)	46,000	23,517
Total Egypt		144,870
El Salvador – 1.0%
El Salvador Government International Bond, 6.38%, 01/18/27	10,000	8,175

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2023 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

El Salvador (continued)
El Salvador Government International Bond, 7.65%, 06/15/35	$31,000	$21,731
El Salvador Government International Bond, 9.50%, 07/15/52	44,000	32,626
Total El Salvador		62,532
Ethiopia – 0.4%
Ethiopia International Bond, 6.63%, 12/11/24(1)	39,000	24,845

Gabon – 0.4%
Gabon Government International Bond, 6.95%, 06/16/25(1)	26,000	22,750

Ghana – 3.7%
Ghana Government International Bond, 6.38%, 02/11/27(1)(3)	4,000	1,760
Ghana Government International Bond, 10.75%, 10/14/30(1) (3)	20,000	12,575
Ghana Government International Bond, 8.63%, 04/07/34(1)(3)	4,000	1,745
Ghana Government International Bond, 8.95%, 03/26/51(1)(3)	71,000	30,175
Kosmos Energy Ltd., 7.13%, 04/04/26	139,000	128,504
Tullow Oil PLC, 7.00%, 03/01/25(1)	72,000	56,588
Total Ghana		231,347
Guatemala – 2.3%
Guatemala Government Bond, 3.70%, 10/07/33(1)	35,000	25,865
Guatemala Government Bond, 6.60%, 06/13/36(1)	52,000	48,308
Guatemala Government Bond, 6.13%, 06/01/50	11,000	8,800
Investment Energy Resources Ltd., 6.25%, 04/26/29(1)	62,000	54,250
Total Guatemala		137,223
Honduras – 0.9%
Honduras Government International Bond, 6.25%, 01/19/27	56,000	52,347

Hong Kong – 1.6%
Melco Resorts Finance Ltd., 5.38%, 12/04/29	124,000	98,743

India – 2.7%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24	38,000	36,701
Network I2i Ltd., 5.65%, (US 5 Year CMT T- Note + 4.28%), perpetual(1)(4)(5)	133,000	129,142
Total India		165,843
Indonesia – 1.1%
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25	19,000	18,852
Security Description	Principal	Value
FOREIGN BONDS (continued)

Indonesia (continued)
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38	$58,000	$48,154
Total Indonesia		67,006
Israel – 0.5%
Energian Israel Finance Ltd., 4.88%, 03/30/26	32,000	28,269

Ivory Coast – 1.7%
Ivory Coast Government International Bond, 5.75%, 12/31/32(2)	113,389	101,412

Jordan – 0.4%
Jordan Government International Bond, 7.50%, 01/13/29(1)	28,000	26,092

Kazakhstan – 1.1%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(1)	81,000	63,787

Kenya – 1.2%
Republic of Kenya Government International Bond, 7.00%, 05/22/27(1)	66,000	57,750
Republic of Kenya Government International Bond, 8.00%, 05/22/32(1)	12,000	9,465
Total Kenya		67,215
Lebanon – 0.2%
Lebanon Government International Bond, 8.25%, 04/12/21(3)	200,000	12,664

Macau – 3.4%
Sands China Ltd., 5.65%, 08/08/28	115,000	106,490
Studio City Finance Ltd., 5.00%, 01/15/29(1)	138,000	99,056
Total Macau		205,546
Mexico – 9.6%
Banco Mercantil del Norte SA, 6.75%, (US 5 Year CMT T- Note + 4.97%),perpetual(4)(5)	126,000	122,385
Banco Mercantil del Norte SA, 6.75%, (US 5 Year CMT T- Note + 4.97%),perpetual(1)(4)(5)	49,000	47,594
Braskem Idesa Sapi, 6.99%, 02/20/32(1)	33,000	19,460
Cemex SAB de CV, 9.13%, (US 5 Year CMT T- Note + 5.16%), perpetual(1)(4)(5)	18,000	18,450
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(4)(5)	102,000	94,387
Petroleos Mexicanos, 6.50%, 03/13/27	31,000	27,363

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2023 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Mexico (continued)
Petroleos Mexicanos, 5.35%, 02/12/28	$197,000	$158,999
Petroleos Mexicanos, 8.75%, 06/02/29	23,000	20,301
Petroleos Mexicanos, 5.95%, 01/28/31	100,000	71,175
Total Mexico		580,114
Mongolia – 0.1%
Mongolia Government International Bond, 8.65%, 01/19/28(1)	5,000	4,983

Morocco – 0.5%
Morocco Government International Bond, 3.00%, 12/15/32(1)	40,000	30,000

Nigeria – 3.9%
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	20,000	16,440
Nigeria Government International Bond, 6.50%, 11/28/27(1)	55,000	47,575
Nigeria Government International Bond, 6.13%, 09/28/28(1)	184,000	150,420
Nigeria Government International Bond, 7.38%, 09/28/33(1)	23,000	17,365
Total Nigeria		231,800
Oman – 3.6%
Oman Government International Bond, 5.63%, 01/17/28(1)	70,000	67,713
Oman Government International Bond, 6.00%, 08/01/29(1)	21,000	20,449
Oman Government International Bond, 7.38%, 10/28/32(1)	124,000	129,115
Total Oman		217,277
Pakistan – 1.5%
Pakistan Government International Bond, 6.00%, 04/08/26(1)	167,000	91,840

Peru – 1.0%
Petroleos del Peru SA, 4.75%, 06/19/32	91,000	61,094

Serbia – 0.7%
Serbia International Bond, 6.50%, 09/26/33(1)	41,000	38,597

South Africa – 5.2%
Eskom Holdings SOC Ltd., 8.45%, 08/10/28(1)	61,000	57,897
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(1)	27,000	24,536
Republic of South Africa Government International Bond, 5.88%, 04/20/32	129,000	109,166
Sasol Financing USA LLC, 6.50%, 09/27/28	131,000	115,575
Security Description	Principal	Value
FOREIGN BONDS (continued)

South Africa (continued)
Total South Africa		$307,174
Sri Lanka – 1.1%
Sri Lanka Government International Bond, 7.85%, 03/14/29(1)(3)	131,000	65,545

Tanzania – 0.9%
HTA Group Ltd., 7.00%, 12/18/25(1)	60,000	58,090

Tunisia – 0.1%
Tunisian Republic, 5.75%, 01/30/25(1)	8,000	5,590

Turkey – 7.5%
Akbank TAS, 6.80%, 02/06/26(1)	29,000	28,246
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27(1)	48,000	42,135
Turk Telekomunikasyon AS, 6.88%, 02/28/25(1)	84,000	82,215
Turkey Government International Bond, 6.00%, 03/25/27	41,000	38,643
Turkey Government International Bond, 9.88%, 01/15/28	18,000	18,900
Turkey Government International Bond, 9.38%, 03/14/29	96,000	98,040
Turkey Government International Bond, 9.13%, 07/13/30	7,000	7,009
Turkey Government International Bond, 5.95%, 01/15/31	81,000	68,445
Turkey Government International Bond, 5.75%, 05/11/47	104,000	68,250
Total Turkey		451,883
Ukraine – 1.0%
Ukraine Government International Bond, 7.75%, 09/01/28(1)(3)	200,000	56,800

Venezuela – 1.7%
Petroleos de Venezuela SA, 9.00%, 11/17/21(3)	750,000	101,250

Vietnam – 1.2%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	59,000	53,411
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	20,000	18,105
Total Vietnam		71,516
Zambia – 0.8%
First Quantum Minerals Ltd., 6.88%, 10/15/27(1)	28,000	23,800
Zambia Government International Bond, 5.38%, 09/20/24(1)(3)	42,000	23,129
Total Zambia		46,929
TOTAL INVESTMENTS - 98.3%
(Cost $6,043,162)		5,892,384
Other Assets in Excess of Liabilities - 1.7%		104,658
Net Assets - 100.0%		$5,997,042

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2023 (unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2023, the aggregate value of these securities was $2,638,336, or 44.0% of net assets.
(2)	Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2023.
(3)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2023.
(5)	Perpetual security with no stated maturity date.

Abbreviations:
CMT — Constant Maturity Treasury Index

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Foreign Bonds	$—	$5,892,384	$—	$5,892,384
Total	$—	$5,892,384	$—	$5,892,384